Statement of Other Comprehensive Income - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Operating Expenses
Total comprehensive income for the period attributable to owners of the company	$ (93,933)	$ (288,975)		$ (173,739)
Zeecol Limited [Member]
Other Income
Interest Received	5,957	2,671	$ 4,367	6,522
Total Operating Income	5,957			6,522
Operating Expenses
Accountancy Fees		11,627	14,585	17,992
Legal Fees		349
Advertising		3,667	12,027	12,027
Agents Expenses			10,577	10,577
Audit Fee		4,025	2,550	7,140
Fundraising Expenses		343,640
Bank Fees and Charges	138	486	451	601
Book-keeping		2,522	450	450
Consultancy Fees	1,373	8,696
Depreciation		1,955	1,161	1,823
Entertainment	4,004
Fuel		597	1,537	1,799
Interest - Bank Overdraft			772	772
Licences & Fees		43	3,002	3,003
Light,Heat & Power		1,500	647	647
Motor Vehicle Expenses		140	390	828
Office Expenses	5,547	3,829		1,194
Computer Expenses		405		2,292
Other Non Deductible Expenses			12,635	12,635
Printing & Stationery		1,754	3,299	3,867
Postages		28
Protective Clothing			19	19
Purchases			385	385
Rent - Office		27,822	27,495	36,660
Rent - Warehouse		29,299	20,979	30,745
Staff Training Expenses			9,217	9,217
Subscriptions		2,152	766	1,013
Telephone & Internet		4,673	2,530	3,697
Internet Marketing Fees		15,387
Travel	5,031	6,375	11,361	15,767
General Expenses				171
Total Operating Expenses	16,093	470,971	136,835	175,321
Net profit (loss) before taxation	(10,136)	(468,300)	(132,468)	(168,799)
Taxation Expenses NOTE 2	83,796	(179,325)	21,291	4,940
Net profit (loss) for the period after taxation attributable to the owners of the company	(93,933)	$ (288,975)	$ (153,759)	(173,739)
Other comprehensive income
Total comprehensive income for the period attributable to owners of the company	$ (93,933)			$ (173,739)